Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current	$ 11,164	$ 113,088	$ 406,975
Deferred	(224,511)	(69,898)	27,907
Total income tax (benefits) expenses	$ (213,347)	$ 43,190	$ 434,882